Share capital warrants and subscription receipts - Summary of measurement of fair value of warrant liabilities (Detail) - Financial liabilities at fair value through profit or loss, category [member] - Marathon Warrants [Member]
	Nov. 30, 2024	Nov. 30, 2023	Feb. 27, 2023
Risk-free interest rate [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	4.169	4.326	3.92
Expected volatility [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	91.483	88.568	61.985
Average option life in years [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	5.25	6.25	7
Share price [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	1.21	1.63	3.8
Exercise price to acquire one common share with four Marathon Warrants [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Fair Value Of Warrant Liabilities [Line Items]
Measurement date	2.3	2.3	5.8